UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hovde Capital Advisors LLC
Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                   May 15, 2012
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                    [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      103,894 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Name                    Form 13F File Number
---   ----                    --------------------
1     Eric D. Hovde           028-14870
2     Jason Swanson           028-14900
3     Richard T. Murray III   028-14901



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                                                  FORM 13F INFORMATION TABLE


Column 1                        Column 2    Column 3   Column 4            Column 5           Column 6  Column 7      Column 8
---------------------------- -------------- --------- ---------- ------------ ----- --------- -------- -------- -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE    TOTAL SHARES SH/PRN PUT/CALL INV DISC. OTH MGR   Voting Authority
                                                       (x$1000)                                                   SOLE  SHARED NONE

---------------------------- -------------- --------- ---------- ------------ ----- --------- -------- -------- -------------------
AGREE REALTY CORP            COM            008492100 5101             225892 SH              DEFINED   1,2,3    225892
ANWORTH MORTGAGE ASSET CP    COM            037347101 1188             180612 SH              DEFINED   1,2,3    180612
BENEFICIAL MUTUAL BANCORP IN COM            08173R104 1444             165184 SH              DEFINED   1,2,3    165184
BROWN & BROWN INC            COM            115236101 3846             161750 SH              DEFINED   1,2,3    161750
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108 1121              70300 SH              DEFINED   1,2,3     70300
COMERICA INC                 COM            200340107 7207             222700 SH              DEFINED   1,2,3    222700
CAPITAL ONE FINL CORP        COM            14040H105 471                8455 SH              DEFINED   1,2,3      8455
CISCO SYS INC                COM            17275R102 1914              90500 SH              DEFINED   1,2,3     90500
ENCORE CAP GROUP INC         COM            292554102 2705             119952 SH              DEFINED   1,2,3    119952
FIRST POTOMAC RLTY TR        COM            33610F109 2896             239519 SH              DEFINED   1,2,3    239519
FIRST MERCHANTS CORP         COM            320817109 290               23513 SH              DEFINED   1,2,3     23513
HERITAGE FINL CORP WASH      COM            42722X106 1960             144136 SH              DEFINED   1,2,3    144136
INVESCO MORTGAGE CAPITAL INC COM            46131B100 1699              96235 SH              DEFINED   1,2,3     96235
KEYCORP NEW                  COM            493267108 5772             679101 SH              DEFINED   1,2,3    679101
M D C HLDGS INC              COM            552676108 4286             166200 SH              DEFINED   1,2,3    166200
MFA FINANCIAL INC            COM            55272X102 1480             198118 SH              DEFINED   1,2,3    198118
NVR INC                      COM            62944T105 5509               7585 SH              DEFINED   1,2,3      7585
NATIONAL WESTN LIFE INS CO   CL A           638522102 824                6017 SH              DEFINED   1,2,3      6017
ORIENTAL FINL GROUP INC      COM            68618W100 155               12800 SH              DEFINED   1,2,3     12800
SOUTHWEST BANCORP INC OKLA   COM            844767103 1142             123810 SH              DEFINED   1,2,3    123810
ORRSTOWN FINL SVCS INC       COM            687380105 497               56715 SH              DEFINED   1,2,3     56715
OCEAN SHORE HLDG CO NEW      COM            67501R103 2944             253780 SH              DEFINED   1,2,3    253780
EPLUS INC                    COM            294268107 29248            914872 SH              DEFINED   1,2,3    914872
PNC FINL SVCS GROUP INC      COM            693475105 5379              83406 SH              DEFINED   1,2,3     83406
REINSURANCE GROUP AMER INC   COM NEW        759351604 3475              58436 SH              DEFINED   1,2,3     58436
SOUTHERN NATL BANCORP OF VA  COM            843395104 498               73819 SH              DEFINED   1,2,3     73819
SUNTRUST BKS INC             COM            867914103 3386             140072 SH              DEFINED   1,2,3    140072
SUFFOLK BANCORP              COM            864739107 336               25864 SH              DEFINED   1,2,3     25864
HANOVER INS GROUP INC        COM            410867105 3626              88170 SH              DEFINED   1,2,3     88170
UNUM GROUP                   COM            91529Y106 2819             115155 SH              DEFINED   1,2,3    115155
WILSHIRE BANCORP INC         COM            97186T108 676              139999 SH              DEFINED   1,2,3    139999



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